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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/2013

Check here if Amendment [ ]; Amendment Number:_______________

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Adams Street Partners, LLC
Address: One North Wacker Drive, Suite 2200
         Chicago, IL 60606-2823

Form 13F File Number: 28-12754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sara A. Robinson
Title:   Vice President
Phone:   312-553-8486

Signature, Place, and Date of Signing:

/s/ Sara A. Robinson          Chicago, Illinois           5/14/2013
--------------------          -----------------           ---------
   [Signature]                  [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    50,006
                                           -----------
                                           (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

COLUMN 1                       COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                     VOTING AUTHORITY
                               TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                  CLASS     CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
------------------------------ -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AVG Technologies N V           SHS      N07831105   14,289 1,026,521 SH       SOLE                1,026,521      0    0
Caesars Entertainment Corp     COM      127686103    1,278    80,568 SH       SOLE                   80,568      0    0
Ironwood Pharmaceuticals, Inc. COM CL A 46333X108      351    19,201 SH       OTHER                  19,201      0    0
magicJack VocalTec Ltd.        SHS      M6787E101   27,676 1,976,861 SH       SOLE                1,976,861      0    0
Millennial Media, Inc.         COM      60040N105       56     8,771 SH       OTHER                   8,771      0    0
Nuance Communications, Inc.    COM      67020Y100    2,880   142,708 SH       OTHER                 142,708      0    0
Peregrine Semiconductor Corp   COM      71366R703    1,791   183,303 SH       SOLE                  183,303      0    0
Select Medical Holdings Corp   COM      81619Q105      260    28,834 SH       OTHER                  28,834      0    0
TeleNav, Inc.                  COM      879455103      176    27,224 SH       OTHER                  27,224      0    0
Zynga Inc.                     CL A     98986T108    1,250   372,160 SH       SOLE                  372,160      0    0